STOCK WARRANTS (Details)	12 Months Ended
Dec. 31, 2012
Number Outstanding	25,198,626
Outstanding Warrants One [Member]
Exercise Price (in dollars per share)	0.40
Number Outstanding	8,904,167
Expiration Date	December 2013
Outstanding Warrants Two [Member]
Exercise Price (in dollars per share)	0.60
Number Outstanding	8,904,167
Expiration Date	December 2017
Outstanding Warrants Three [Member]
Exercise Price (in dollars per share)	1.00
Number Outstanding	305,750
Expiration Date	January 2014 to January 2015
Outstanding Warrants Four [Member]
Exercise Price (in dollars per share)	1.25
Number Outstanding	7,084,542
Expiration Date	January 2017 to March 2019